As filed electronically with the Securities and Exchange Commission on May 21, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Registration No. 333-00295

Pre-Effective Amendment No.

Post-Effective Amendment No. 42

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-07495

Amendment No. 43

(Check appropriate box or boxes.)

Transamerica Partners Funds Group II

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Transamerica Partners Portfolios also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and Transamerica Partners Funds Group II has duly caused this Post-Effective Amendment No. 42 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 21st day of May, 2014.

TRANSAMERICA PARTNERS FUNDS GROUP II

/s/ Thomas A. Swank
By:	Thomas A. Swank
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 42 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Thomas A. Swank Thomas A. Swank	Trustee, President and Chief Executive Officer	May 21, 2014

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	May 21, 2014

/s/ Leo J. Hill Leo J. Hill*	Trustee	May 21, 2014

/s/ David W. Jennings David W. Jennings*	Trustee	May 21, 2014

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	May 21, 2014

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	May 21, 2014

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	May 21, 2014

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	May 21, 2014

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	May 21, 2014

/s/ John W. Waechter John W. Waechter*	Trustee	May 21, 2014

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	May 21, 2014

/s/ Elizabeth Strouse Elizabeth Strouse	Vice President, Treasurer and Principal Financial Officer	May 21, 2014

/s/ Dennis P. Gallagher *By: Dennis P. Gallagher**		May 21, 2014

**	Attorney-in-fact pursuant to powers of attorney previously filed.

SIGNATURES

Transamerica Partners Portfolios has duly caused its Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of Transamerica Partners Funds Group II to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 21st day of May, 2014.

TRANSAMERICA PARTNERS PORTFOLIOS

/s/ Thomas A. Swank
By:	Thomas A. Swank
Trustee, President and Chief Executive Officer

This Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A of Transamerica Partners Funds Group II has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Thomas A. Swank Thomas A. Swank	Trustee, President and Chief Executive Officer	May 21, 2014

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	May 21, 2014

/s/ Leo J. Hill Leo J. Hill*	Trustee	May 21, 2014

/s/ David W. Jennings David W. Jennings*	Trustee	May 21, 2014

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	May 21, 2014

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	May 21, 2014

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	May 21, 2014

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	May 21, 2014

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	May 21, 2014

/s/ John W. Waechter John W. Waechter*	Trustee	May 21, 2014

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	May 21, 2014

/s/ Elizabeth Strouse Elizabeth Strouse	Vice President, Treasurer and Principal Financial Officer	May 21, 2014

/s/ Dennis P. Gallagher *By: Dennis P. Gallagher**		May 21, 2014

**	Attorney-in-fact pursuant to powers of attorney previously filed.

SIGNATURES

This Registration Statement contains certain disclosures regarding the S&P 500 Stock Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Transamerica Partners Funds Group II (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 21, 2014. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO

S&P 500 INDEX MASTER PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on May 21, 2014. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ John M. Perlowski John M. Perlowski	President and Chief Executive Officer	May 21, 2014

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer	May 21, 2014

/s/ Paul L. Audet Paul L. Audet*	Trustee	May 21, 2014

/s/ Henry Gabbay Henry Gabbay*	Trustee	May 21, 2014

/s/ David O. Beim David O. Beim*	Trustee	May 21, 2014

/s/ Frank J. Fabozzi Frank J. Fabozzi*	Trustee	May 21, 2014

/s/ Ronald W. Forbes Ronald W. Forbes*	Trustee	May 21, 2014

/s/ Dr. Matina S. Horner Dr. Matina S. Horner*	Trustee	May 21, 2014

/s/ Rodney D. Johnson Rodney D. Johnson*	Trustee	May 21, 2014

/s/ Herbert I. London Herbert I. London*	Trustee	May 21, 2014

/s/ Ian A. MacKinnon Ian A. MacKinnon*	Trustee	May 21, 2014

/s/ Cynthia A. Montgomery Cynthia A. Montgomery*	Trustee	May 21, 2014

/s/ Joseph P. Platt, Jr. Joseph P. Platt, Jr.*	Trustee	May 21, 2014

/s/ Robert C. Robb, Jr. Robert C. Robb, Jr.*	Trustee	May 21, 2014

/s/ Toby Rosenblatt Toby Rosenblatt*	Trustee	May 21, 2014

/s/ Kenneth L. Urish Kenneth L. Urish*	Trustee	May 21, 2014

/s/ Frederick W. Winter Frederick W. Winter*	Trustee	May 21, 2014

* By:	/s/ Ben Archibald
Ben Archibald (Attorney-in-Fact)**

**	As Attorney-in-Fact pursuant to power of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 42 to

Registration Statement on

Form N-1A

Transamerica Partners Funds Group II

Registration No. 333-00295

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document